OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Other Services
Total service revenue within the company's operating segments
Service Revenue	$ 401.1	$ 384.5	$ 379.0
Int'l Cleaning, Sanitizing & Other Services
Total service revenue within the company's operating segments
Service Revenue	$ 212.1	$ 202.4	$ 183.0